FAIR VALUE MEASUREMENTS OF ASSETS AND LIABILITIES	3 Months Ended
Mar. 31, 2022
Fair value measurements of assets and liabilities [Abstract]
Fair value measurement	FAIR VALUE MEASUREMENT OF ASSETS AND LIABILITIES
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:
•Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;
•Level 2: Inputs other than quoted prices in active markets in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for similar assets or liabilities that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the asset or liability; and
•Level 3: Unobservable inputs for which little or no market data exists, therefore requiring management judgment to develop the Company’s own models with estimates and assumptions.
Financial Instruments Measured at Fair Value on a Recurring Basis

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices Identical Assets/ Liabilities	Significant Other Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2021
Assets:
Cash equivalents (1)	$2,175	$2,150	$25	$—

Investments in equity instruments (2)	$17	$1	$—	$16

Derivatives (3)	$26	$—	$26	$—

Liabilities:
Derivatives (3)	$66	$—	$66	$—

March 31, 2022
Assets:
Cash equivalents (1)	$2,027	$2,002	$25	$—

Investments in equity instruments (2)	$17	$1	$—	$16

Derivatives (3)	$97	$—	$97	$—

Liabilities:
Derivatives (3)	$68	$—	$68	$—

(1) Included in cash and cash equivalents on the Company’s interim condensed consolidated statements of financial position.
(2) Included in current and noncurrent receivables, prepayments and other assets on the Company’s interim condensed consolidated statements of financial position.
(3) Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedge. Included in other current and noncurrent financial assets on the Company’s interim condensed consolidated statements of financial position.
During the three months ended March 31, 2021 and the three months ended March 31, 2022, there were no transfers between Level 1 and Level 2 fair value measurements.

Assets Measured and Recorded at Fair Value on a Non-Recurring Basis

Certain assets and liabilities, such as equity method investments, intangible assets and property, plant and equipment, and other non-financial assets, are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period.

Financial Instruments Not Recorded at Fair Value on a Recurring Basis

Financial instruments not recorded at fair value on a recurring basis include grants receivable, loans receivable, lease obligations and the Company’s current and noncurrent portion of long-term debt.

The carrying and fair values of the Company’s financial instruments not recorded at fair value on a recurring basis are presented in the following table, classified according to the categories of financial liabilities at amortized cost (“FLAC”):

		December 31, 2021		March 31, 2022
Financial Liabilities	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	FLAC	2,013	2,006	2,111	2,080
Total		$2,013	$2,006	$2,111	$2,080

Estimated fair values of long-term debt are based on quoted prices for similar liabilities for which significant inputs are observable and represents a Level 2 valuation. The fair values are estimated based on the type of loan and their maturities. The Company estimates the fair value using market interest rates of debts with similar maturities.